Document and Entity Information	Aug. 24, 2023
Cover [Abstract]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	PDCE
Security Exchange Name	BX
Amendment Flag	false
Entity Central Index Key	0000077877
Document Type	8-K
Document Period End Date	Aug. 24, 2023
Entity Registrant Name	PDC Energy, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37419
Entity Tax Identification Number	95-2636730
Entity Address, Address Line One	1099 18th Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	860-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false